COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	1 Months Ended		12 Months Ended	0 Months Ended										12 Months Ended	0 Months Ended
	Feb. 28, 2013 Changsha K12 Experimental School [Member] CNY	Aug. 31, 2014 Beijing Ambow Online Software Co Ltd [Member] CNY	Dec. 31, 2014 Beijing Ambow Online Software Co Ltd [Member] CNY	May 13, 2014 California Allegations [Member] USD ($)	May 13, 2014 California Allegations [Member] CNY	Nov. 19, 2012 California Allegations [Member] item	Feb. 18, 2012 California Allegations [Member] item	Jun. 18, 2014 Breach of Contract [Member] Skillsoft [Member] USD ($)	Jun. 18, 2014 Breach of Contract [Member] Skillsoft [Member] HKD	Jun. 12, 2014 Breach of Contract [Member] Skillsoft [Member] USD ($)	Dec. 12, 2013 Breach of Contract [Member] Skillsoft [Member] USD ($)	Oct. 21, 2013 Breach of Contract [Member] Skillsoft [Member] USD ($) item	Jun. 07, 2013 Breach of Contract [Member] Skillsoft [Member] USD ($)	Dec. 31, 2014 Breach of Contract [Member] Skillsoft [Member] USD ($)	Jun. 07, 2013 Invoices for Pre Paid Licensing Fees [Member] Skillsoft [Member] USD ($)	Mar. 11, 2015 Subsequent Event [Member] Beijing Ambow Online Software Co Ltd [Member]	Mar. 20, 2015 Subsequent Event [Member] Breach of Contract [Member] Skillsoft [Member] USD ($)
Loss Contingencies [Line Items]
Damage amount sought by plaintiff	167,990,000											$ 2,000,000	$ 2,500,000		$ 2,000,000		$ 7,300,000
Amount of enterprise income tax already exempted claimed by tax authority		7,278,000
Accrued overdue fee		3,435,000
Total amount to be paid			10,713,000
Period from receipt of the ruling within which appeal can be filed																10 days
Settlement amount paid				1,500,000	9,080,000			600,000		100,000				800,000
Settlement costs									400,000
Settlement amount											$ 600,000
Number of claims filed												2
Number of cases consolidated						2
Number of defendants							8